Financial risk management and fair value measurement - Maturity analysis of liquidity risk (Details) - CAD ($)	Aug. 31, 2024	Aug. 31, 2023
Financial risk management and fair value measurement
Contractual cash flows	$ 2,520,684	$ 969,859
Less than one year
Financial risk management and fair value measurement
Contractual cash flows	2,163,441	896,076
One year to five years
Financial risk management and fair value measurement
Contractual cash flows	357,243	73,783
Trade and other payables
Financial risk management and fair value measurement
Contractual cash flows	2,062,044	550,836
Trade and other payables | Less than one year
Financial risk management and fair value measurement
Contractual cash flows	2,062,044	550,836
Other financial liabilities
Financial risk management and fair value measurement
Contractual cash flows		113,694
Other financial liabilities | Less than one year
Financial risk management and fair value measurement
Contractual cash flows		113,694
Long-term debt
Financial risk management and fair value measurement
Contractual cash flows	458,640	305,329
Long-term debt | Less than one year
Financial risk management and fair value measurement
Contractual cash flows	101,397	231,546
Long-term debt | One year to five years
Financial risk management and fair value measurement
Contractual cash flows	$ 357,243	$ 73,783